NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
NOTES PAYABLE	NOTE 11 – NOTES PAYABLE A summary of the Company’s third-party debt as of and for the nine months ended September 30, 2024, and the year ended December 31, 2023 is presented below: September 30, 2024 Trade Facility Third Party COVID Loans Total Beginning balance, December 31, 2023 $1,908,195 $2,511,148 $186,884 $4,606,227 Proceeds - 445,800 - 445,800 Payments (334,350) (481,254) (19,073) (834,677)Conversion of debt - - - - Recapitalized upon debt modification - - - - Accretion of debt and debt discount - - - - Foreign currency translation 14,318 32,613 3,691 50,622 Ending balance, September 30, 2024 1,588,163 2,508,307 171,502 4,267,972 Notes payable - long-term (1,086,638) (1,416,802) 142,183 ) (2,645,623)Notes payable - short-term $501,525 $1,091,505 $29,319 1,622,349 December 31, 2023 Trade Facility Third Party COVID Loans Total Beginning balance, December 31, 2022 $3,305,532 $1,505,078 $207,377 $5,017,987 Proceeds - 1,082,231 - 1,082,231 Payments (1,155,310) (415,557) (27,027) (1,597,894)Oher additions - 317,880 - 317,880 Debt forgiveness (306,637) - - (306,637)Foreign currency translation 64,610 21,516 6,534 92,660 Ending balance, December 31, 2023 1,908,195 2,511,148 186,884 4,606,227 Notes payable – long-term (1,327,440) (1,549,768) (158,133) (3,035,341)Notes payable - short-term $580,755 $961,380 $28,751 $1,570,886 Our outstanding debt as of September 30, 2024 is repayable as follows: September 30,2024 2025 $1,622,349 2026 1,717,738 2027 420,633 2028 353,961 2029 and thereafter 153,291 Total debt 4,267,972 Less: notes payable - current portion (1,622,349)Notes payable - long term portion $2,645,623 Trade Facility Agreements On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “TFF”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender”) as amended on November 16, 2017, and May 16, 2018. On October 17, 2018, the Company entered into a further amended agreement with Synthesis whereby the current balance on the TFF as of October 1, 2018, which was €4,866,910 ($5,629,555) and related accrued interest of €453,094 ($524,094) would be split into two principal balances of Euro €2,000,000 ($2,316,000), (the "EURO Loan") and USD $4,000,000 (the "USD Loan"). Interest on both the EURO Loan and USD Loan commenced on October 1, 2018, at 6% per annum plus one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively. On December 30, 2020, the Company transferred the EURO Loan to a new third-party lender. The terms remained the same except interest accrues at 5.5% per annum plus one-month Euribor (3.87% as of December 31, 2023). The principal was scheduled to be repaid in a total of five quarterly installments beginning October 31, 2021 of €50,000 ($54,600) each with a final repayment of €1,800,000 ($1,965,600) Euro payable on October 31, 2022. On March 3, 2022, the Company entered into a modification agreement to extend the maturity date to January 10, 2023 and payments under the USD Loan. During June 2022, the Company agreed with the Lender to postpone the repayment of an installment of $500,000 due on June 30, 2022 (based on the modification agreement signed on March 3, 2022) until January 2023. During September 2022, the Company entered into an agreement with the Lender to postpone the repayment of the outstanding balance on the USD Loan of $3,950,000, plus unpaid accrued interest until January 2023. The Company capitalized fees paid upon modification of €200,000 ($221,060) that are being amortized over the life of the loan. The Company incurred non-cash interest expense of $200,000 during the year ended December 31, 2022 concerning the above capitalized fees. On December 22, 2022, SkyPharm signed an agreement for the extension of the payments and an increase in interest rate due under the EURO Loan that was extended to be repaid with a balloon payment now due on October 31, 2025. This extension was agreed upon in writing on December 22, 2022, with a retroactive modification date to October 31, 2022 (the original maturity date). As of December 31, 2023 the Company had an outstanding principal balance of €1,725,000 ($1,908,195), of which $1,327,440 is classified as ''Notes payable - long term portion" on the consolidated balance sheets. As of December 31, 2023, the Company had accrued $161,274 in interest expense related to these agreements. The Company repaid €300,000 ($334,350) of the EURO Loan during the nine months ended September 30, 2024. As of September 30, 2024, the Company had an outstanding principal balance of €1,425,000 ($1,588,163), of which $1,086,638 is classified as ''Notes payable - long term portion" on the consolidated balance sheets. For the three and nine months ended September 30, 2024, the Company had accrued $29,365 and $110,170, respectively, in interest expense related to these agreements. June 23, 2020 Debt Agreement On June 23, 2020, the Company’s subsidiary, Cosmofarm, entered into an agreement with the National Bank of Greece S.A. (the “Bank”) to borrow a maximum of €500,000 ($611,500). The note has a maturity date of sixty (60) months from the date of the first disbursement, which includes a grace period of nine months. The total amount of the initial proceeds was received in 3 equal monthly installments. The note is interest bearing from the date of receipt and is payable every three months at an interest rate of 3.06% plus 3-month Euribor (3.47% as of September 30, 2024). The outstanding balance was €117,647 ($131,118) and €205,882 ($227,747) as of September 30, 2024 and December 31, 2023, respectively, of which $0 and $97,606 was classified as “Notes payable - long-term portion”, on the accompanying condensed consolidated balance sheets. During the nine months ended September 30, 2024, the Company repaid €88,235 ($98,338) of the principal balance. June 24, 2020 Debt Agreement On June 24, 2020, the Company’s subsidiary, Decahedron, received a loan £50,000 ($68,310) from the United Kingdom government. The loan has a ten-year maturity and bears interest at a rate of 2.5% per annum beginning 12-months after the initial disbursement, which was on July 10, 2020. The Company may prepay this loan without penalty at any time. As of December 31, 2023, the principal balance was £40,858 ($52,066). As of September 30, 2024, the principal balance was £38,320 ($51,345). November 19, 2020 Debt Agreement On November 19, 2020, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($611,500). The note matures on November 18, 2025 and bears an annual interest rate, based on a 360-day year, of 3% plus 0.6% plus 6-month Euribor when Euribor is positive (3.35% as of September 30, 2024). The principal is to be repaid in 18 quarterly installments of €27,778 ($30,333). During the nine months ended September 30, 2024, the Company repaid €88,333 ($92,875) of the principal. As of September 30, 2024 and December 31, 2023, the Company has accrued interest of €5,434 ($6,057) and €11,191 ($12,379) related to this note and a principal balance of €138,889 ($154,792) and €222,222 ($245,822), of which $30,958 and $122,911 is classified as "Notes payable - long term portion" on the accompanying condensed consolidated balance sheets. July 30, 2021 Debt Agreement On July 30, 2021, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($578,850). The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive (3.47% as of September 30, 2024). Pursuant to the terms of the agreement, there is a nine-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,778 commencing three months from the end of the grace period. During the nine months ended September 30, 2024, the Company repaid €81,891 ($91,267) of the principal. As of September 30, 2024 and December 31, 2023, the Company had accrued interest of €15,328 ($17,083) and €10,905 ($12,063), respectively, and principal of €262,662 ($281,338) and €235,009 ($261,918), respectively, of which $134,929 and $227,065 is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets. June 9, 2022 Debt Agreement On June 9, 2022 the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a twelve-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 16 equal quarterly installments of €20,000 commencing on June 30, 2023. During the nine months ended September 30, 2024, the Company repaid €60,000 ($66,870) of the principal. As of September 30, 2024 and December 31, 2023, the Company has accrued interest of €4,673 ($5,208) and €11,043 ($12,215), respectively, and an outstanding balance of €200,000 ($222,900) and €260,000 ($287,612) of which $133,740 and $204,322, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets. July 14, 2023 Debt Agreement On July 14, 2023 the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024. During the nine months ended September 30, 2024, the Company repaid €108,633 ($58,179) of the principal. As of September 30, 2024, and December 31, 2023, the Company has accrued interest of €7,845 ($8,743) and €19,820 ($21,925), respectively. As of September 30, 2024, and December 31, 2023 the Company an outstanding balance of €869,067 ($968,575) and €977,700 ($1,081,532), of which $720,908 and $897,165, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets. July 29, 2024 Debt Agreement On July 29, 2024 the Company entered into an agreement with a third-party lender in the principal amount of €400,000 ($432,760), the “Note”. The Note matures on July 31, 2029 and bears an annual interest rate of 2.58% plus the 3-month Euribor (3.47% as of September 30, 2024). Pursuant to the agreement, there is a six-month grace period for principal and interest repayment. The principal is to be repaid in 18 equal quarterly installments of €22,222 commencing on April 30, 2025. During the nine months ended September 30, 2024, the Company repaid no principal and had not accrued any interest. As of September 30, 2024, and December 31, 2023 the Company an outstanding balance of €400,000 ($445,800) and €0 ($0), of which $396,367 and $0, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets. COVID-19 Loans On May 12, 2020, the Company’s subsidiary, SkyPharm, was granted and on May 22, 2020 received a €300,000 ($366,900) loan from the Greek government. The loan will be repaid in 40 equal monthly installments beginning on July 29, 2022. As a condition to the loan, the Company was required to retain the same number of employees until October 31, 2020. As of December 31, 2023, the principal balance was $134,818. During the nine months ended September 30, 2024, the Company repaid €14,063 ($15,673) of the principal balance. The outstanding balance as of September 30, 2024 is €107,813 ($120,157) of which $99,260, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheet. Cloudscreen Promissory Note On January 23, 2024 the Company entered into an agreement with a third-party in the principal amount of €300,000 ($324,870), the “Promissory Note”. The Promissory Note matures on March 25, 2025 and is interest free. This Note is being given in connection with the Closing of the Asset Purchase, Sale and Transfer Agreement dated as of October 9, 2023 and as amended from time to time pursuant to which the Company agreed to purchase from the third-party a drug repurposing Artificial Intelligence “AI” powered platform known as “Cloudscreen®” (refer to Note 2, section “Acquisition accounting”). The principal is to be repaid in 15 equal monthly installments of €20,000 commencing on January 25, 2024. During the 9 months ended September 30, 2024, the Company repaid €10,000 ($10,830) of the principal and recorded a foreign currency loss of $16,155. As of September 30, 2024, and December 31, 2023 the Company had an outstanding balance of $323,205 and $317,880 of which $0 and $0, respectively, is classified as “Notes payable - long term portion” on the accompanying condensed consolidated balance sheets. Distribution and Equity Agreement As discussed in Note 3 above, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon. The Company was appointed the exclusive distributor of the Products (as defined) initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted. As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. As discussed in Note 3, the Company attributed no value to the shares received in Marathon pursuant to (a) above. In relation to the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million). If settlement had occurred on December 31, 2022, the Company would have been required to issue 420,471 common shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation. On March 20, 2023, the Company’s legal counsel provided notice to Marathon Global Inc, that Cosmos terminated the Equity agreement dated on March 19, 2018 pursuant to Section 3.2 and that termination is effective thirty days from the date of the letter. None of the above loans were made by any related parties.	NOTE 12 – NOTES PAYABLE A summary of the Company’s third-party debt during the years ended December 31, 2023 and 2022 is presented below: December 31, 2023 Trade Facility Third Party COVID Loans Total Beginning balance, December 31, 2022 $3,305,532 $1,505,078 $207,377 $5,017,987 Proceeds - 1,082,231 - 1,082,231 Payments (1,155,310) (415,557) (27,027) (1,597,894)Oher additions - 317,880 - 317,880 Debt forgiveness (306,637) - - (306,637)Foreign currency translation 64,610 21,516 6,534 92,660 Ending balance, December 31, 2023 1,908,195 2,511,148 186,884 4,606,227 Notes payable – long-term (1,327,440) (1,549,768) (158,133) (3,035,341)Notes payable - short-term $580,755 $961,380 $28,751 $1,570,886 December 31, 2022 Loan Facility Trade Facility Third Party COVID Loans Total Beginning balance $1,299,784 $6,207,010 $10,077,977 $641,291 $18,226,062 Proceeds - - 492,336 - 492,336 Payments (240,705) (2,795,786) (9,494,823) (10,029) (12,541,343)Conversion of debt (1,190,000) - - - (1,190,000)Recapitalized upon debt modification (81,923) (221,060) (781,752) - (1,084,735)Accretion of debt and debt discount 81,910 216,182 781,752 - 1,079,844 Prior year reclassification from Line of Credit - - 407,174 (407,174) - Foreign currency translation 130,934 (100,814) 22,414 (16,711) 35,823 Subtotal - 3,305,532 1,505,078 207,377 5,017,987 Notes payable - long-term - (1,604,700) (1,076,698) (178,172) (2,859,570)Notes payable - short-term $- $1,700,832 $428,380 $29,205 $2,158,417 Our outstanding debt as of December 31, 2023 is repayable as follows: December 31, 2023 2024 $1,570,886 2025 2,032,967 2026 457,784 2027 312,314 2028 and thereafter 232,276 Total debt 4,606,227 Less: notes payable - current portion (1,570,886)Notes payable - long term portion $3,035,341 Loan Facility Agreement On August 4, 2021, the Company entered into an exchange agreement for the existing loan facility agreement with Synthesis Peer-to-Peer Income Fund, whereby the Company agreed to the following: •issue on August 4, 2021, 12,852 shares of common stock to settle $1,606,500 (€1,350,000) of debt. The Company recorded a gain on settlement of $292,383 upon the issuance of the 12,852 shares; and •issue no more than 9,520 shares of common stock upon approval of the listing of the Company’s common stock on Nasdaq to settle $1,190,000 (€1,000,000) of debt. The Company issued these shares on February 28, 2022. Upon issuance of the 9,520 shares of common stock, the Company recorded a gain on extinguishment of debt in the amount of $216,580 determined using the fair value of the Company’s common stock at the commitment date of $102.25 per share. The principal debt balance was paid in full during the year ended December 31, 2022. As of December 31, 2023 and 2022, the outstanding principal balance on the debt was $0, and it had accrued interest expense of $0 and $12,853, respectively. The debt is subject to acceleration in an Event of Default (as defined in the Notes). This agreement is secured by a personal guaranty of Grigorios Siokas, which is secured by a pledge of 40,000 shares of common stock of the Company owned by Mr. Siokas. During the year ended December 31, 2022, the maturity of the facility was informally extended to December 31, 2022. The Company reassessed and adjusted accordingly the accretion of the debt extinguishment effect described above. Trade Facility Agreements On May 12, 2017, SkyPharm entered into a Trade Finance Facility Agreement (the “TFF”) with Synthesis Structured Commodity Trade Finance Limited (the “Lender” or “Synthesis”) as amended on November 16, 2017, and May 16, 2018. On October 17, 2018, the Company entered into a further amended agreement with Synthesis whereby the current balance on the TFF as of October 1, 2018, which was €4,866,910 ($5,629,555) and related accrued interest of €453,094 ($524,094) would be split into two principal balances of Euro €2,000,000 ($2,316,000), (the “EURO Loan”) and USD $4,000,000 (the “USD Loan”). Interest on both the EURO Loan and USD Loan commenced on October 1, 2018, at 6% per annum plus one-month Euribor (3.90% as of December 31, 2023), and 6% plus one-month LIBOR (fully paid as of December 31, 2023), respectively. On December 30, 2020, the Company transferred the EURO Loan to a new third-party lender. The terms remained the same except interest accrues at 5.5% per annum plus one-month Euribor (3.87% as of December 31, 2023). The principal was scheduled to be repaid in a total of five quarterly installments beginning October 31, 2021 of €50,000 ($54,600) each with a final repayment of €1,800,000 ($1,965,600) Euro payable on October 31, 2022. On March 3, 2022, the Company entered into a modification agreement to extend the maturity date to January 10, 2023 and payments under the USD Loan. During June 2022, the Company agreed with the Lender to postpone the repayment of an installment of $500,000 due on June 30, 2022 (based on the modification agreement signed on March 3, 2022) until January 2023. During September 2022, the Company entered into an agreement with the Lender to postpone the repayment of the outstanding balance on the USD Loan of $3,950,000, plus unpaid accrued interest until January 2023. The Company capitalized fees paid upon modification of €200,000 ($221,060) that are being amortized over the life of the loan. The Company incurred non-cash interest expense of $200,000 during the year ended December 31, 2022 concerning the above capitalized fees. During the year ended December 31, 2022, the Company repaid €175,000 ($191,100) of the EURO Loan and $2,593,363 of the USD Loan such that as of December 31, 2022, the Company had principal balances of €1,775,000 ($1,898,895) and $1,406,637 under the agreements, respectively. As of December 31, 2022, the Company had accrued $4,878 in interest expense related to these agreements. On December 21, 2022 the USD Loan was assigned to GIB Fund Solutions ICAV (the “Fund”). On January 31, 2023, the Company paid $1,100,000 to the Fund under a full and final settlement agreement for the USD Loan, recording a gain on extinguishment of debt of $306,637 relating to the waiver of the unpaid balance. Additionally, the Company repaid €50,000 ($55,310) of the EURO Loan during the year ended December 31, 2023. As of December 31, 2023 the Company had an outstanding principal balance of €1,725,000 ($1,908,195), of which $1,327,440 is classified as “Notes payable - long term portion” on the consolidated balance sheets. As of December 31, 2023, the Company had accrued $161,274 in interest expense related to these agreements. On December 22, 2022, SkyPharm signed an agreement for the extension of the payments and an increase in interest rate due under the EURO loan that was extended to be repaid with a balloon payment now due on October 31, 2025. This extension was agreed upon in writing on December 22, 2022, with a retroactive modification date to October 31, 2022 (the original maturity date). Third Party Debt On November 16, 2015, the Company entered into a Loan Agreement with Panagiotis Drakopoulos, the Company’s former Director and former Chief Executive Officer, pursuant to which the Company borrowed €40,000 ($42,832) as a note payable from Mr. Drakopoulos. The note bore an interest rate of 6% per annum and was due and payable in full on November 15, 2016. As of December 31, 2022, the Company had an outstanding principal balance of €8,000 ($8,558) and accrued interest of €6,797 ($7,271). During the year ended December 31, 2023, the Company repaid the entire outstanding balance of €8,000. Therefore, as of December 31, 2023, the outstanding principal balance was $0. Mr. Drakopoulos is not considered a related party since he is no longer employed by the Company and currently holds no equity position in the Company. May 18, 2020, July 3, 2020, and August 4, 2020 Senior Promissory Notes Modification of May 18, 2020, July 3, 2020, and August 4, 2020 Senior Promissory Notes On February 23, 2022, the Company entered into modification agreements to extend the due dates of the May 18 Note, July 3 Note, and August 4 Note to June 30, 2023, totaling $9,000,000, in the aggregate. The Company paid restructuring fees totaling $506,087 upon modification. The Company determined the modification should be recorded as debt extinguishment in accordance with ASC 470 because the present value of the remaining cash flows under the terms of the new debt instrument is at least 10% different from the present value of the remaining cash flows under the terms of the original instrument. The Company recorded the new debt at fair value in the amount of $7,706,369 and a gain upon extinguishment in the amount of $787,544. During the year ended December 31, 2022, the Company repaid the aggregate principal balance of $7,000,000 and the aggregate accrued interest related to these notes in full. June 23, 2020 Debt Agreement On June 23, 2020, the Company’s subsidiary, Cosmofarm, entered into an agreement with the National Bank of Greece S.A. (the “Bank”) to borrow a maximum of €500,000 ($611,500). The note has a maturity date of 60 months from the date of the first disbursement, which includes a grace period of nine months. The total amount of the initial proceeds was received in three equal monthly installments. The note is interest bearing from the date of receipt and is payable every three months at an interest rate of 3.06% plus 3-month Euribor (3.96% as of December 31, 2023). The outstanding balance was €205,882 ($227,747) and €323,529 ($346,111) as of December 31, 2023 and 2022, respectively, of which $97,606 and $220,253 was classified as “Notes payable - long-term portion” respectively, on the accompanying consolidated balance sheets. During the year ended December 31, 2023, the Company repaid €117,647 ($130,141) of the principal balance. June 24, 2020 Debt Agreement On June 24, 2020, the Company’s subsidiary, Decahedron, received a loan £50,000 ($68,310) from the United Kingdom government. The loan has a ten-year maturity and bears interest at a rate of 2.5% per annum beginning 12-months after the initial disbursement, which was on July 10, 2020. The Company may prepay this loan without penalty at any time. As of December 31, 2022, the principal balance was £47,144 ($56,936). As of December 31, 2023, the principal balance was £40,858 ($52,066). November 19, 2020 Debt Agreement On November 19, 2020, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($611,500). The note matures on November 18, 2025 and bears an annual interest rate, based on a 360-day year, of 3% plus .6% plus 6-month Euribor when Euribor is positive (4% as of December 31, 2023). The principal is to be repaid in 18 quarterly installments of €27,778 ($30,333). During the year ended December 31, 2022, the Company repaid €111,111 ($118,867) of the principal and as of December 31, 2022, the Company had accrued interest of $8,069 related to this note and a principal balance of €333,333 ($356,600), of which $237,733 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets. During the year ended December 31, 2023, the Company repaid €111,111 ($122,911) of the principal and as of December 31, 2023, the Company has accrued interest of €11,191 ($12,379) related to this note and a principal balance of €222,222 ($245,822), of which $122,911 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets. July 30, 2021 Debt Agreement On July 30, 2021, the Company entered into an agreement with a third-party lender in the principal amount of €500,000 ($578,850). The note matures on August 5, 2026 and bears an annual interest rate that applies to 60% of the principal of the note that is based on a 365-day year, of 5.84% plus 3-month Euribor when Euribor is positive (3.96% as of December 31, 2023). Pursuant to the terms of the agreement, there is a nine-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 18 quarterly installments of €27,778 commencing three months from the end of the grace period. During the year ended December 31, 2022, the Company repaid €77,985 ($83,428) of the principal balance. As of December 31, 2022, the Company had accrued interest of €2,509 ($2,728) and a principal balance of €422,016 ($451,472), of which $336,788 is classified as notes payable – long term portion on the accompanying consolidated balance sheet. During the year ended December 31, 2023, the Company repaid €79,006 ($87,396) of the principal. As of December 31, 2023 and 2022, the Company had accrued interest of €10,905 ($12,063) and €2,898 ($3,100) principal of €316,900 ($350,555) and €500,000 ($565,900), of which $227,065 and $477,637 is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets. June 9, 2022 Debt Agreement On June 9, 2022 the Company entered into an agreement with a third-party lender in the principal amount of €320,000 ($335,008), the “Note”. The Note matures on June 16, 2027 and bears an annual interest rate of 3.89% plus an additional rate of 0.60%, plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a 12-month grace period for principal repayment during which interest is accrued. The principal is to be repaid in 17 equal quarterly installments of €18,824 commencing on June 30, 2023. During the year ended December 31, 2023, the Company repaid €60,000 ($66,372) of the principal. As of December 31, 2023 and 2022 the Company has accrued interest of €11,043 ($12,215) and €7,707 ($8,379), respectively, and an outstanding balance of €260,000 ($287,612) and €320,000($342,336), of which $204,322 and $281,924, respectively, is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets. August 29, 2022 Promissory Note On August 29, 2022, the Company entered into a promissory note for the principal amount of $166,667. The Company received $150,000 in cash and recorded $16,667 as an original issue discount upon issuance. The promissory note matured on the earlier of (a) December 27, 2022, or (b) the date the Company completes a debt or equity financing of at least $1,000,000. The debt carried an annual interest rate of 12% which was due upon maturity. As of December 31, 2022, the Company had repaid the principal balance in full and had a balance of $5,041 in accrued interest related to this note. The Company repaid the outstanding interest during the year ended December 31, 2023 and thus the balance of both principal and interest as of December 31, 2023 is $0. July 14, 2023 Debt Agreement On July 14, 2023 the Company entered into an agreement with a third-party lender in the principal amount of €1,000,000 ($1,123,700), the “Note”. The Note matures on July 31, 2028 and bears an annual interest rate of 2.46% plus the 3-month Euribor (3.96% as of December 31, 2023). Pursuant to the agreement, there is a nine-month grace period for interest and principal repayment. The principal is to be repaid in 18 equal quarterly installments of €55,556 commencing on May 2, 2024. As of December 31, 2023 and 2022 the Company an outstanding balance of €977,700 ($1,081,532) and $0, of which $897,165 and $0, respectively, is classified as “Notes payable - long term portion” on the accompanying consolidated balance sheets. COVID-19 Loans On May 12, 2020, the Company’s subsidiary, SkyPharm, was granted and on May 22, 2020 received a €300,000 ($366,900) loan from the Greek government. The loan will be repaid in 40 equal monthly installments beginning on July 29, 2022. As a condition to the loan, the Company was required to retain the same number of employees until October 31, 2020. As of December 31, 2022, the principal balance was $150,441. During the year ended December 31, 2023, the Company repaid €18,750 ($20,741) of the principal balance. The outstanding balance as of December 31, 2023 is €121,875 ($134,818). Distribution and Equity Agreement As discussed in Note 3 above, the Company entered into a Distribution and Equity Acquisition Agreement with Marathon. The Company was appointed the exclusive distributor of the Products (as defined) initially throughout Europe and on a non-exclusive basis wherever else lawfully permitted. As consideration for its services, Company received: (a) a 33 1/3% equity interest or 5 million shares in Marathon as partial consideration for the Company’s distribution services; and (b) received cash of CAD $2,000,000, subject to repayment in Common Shares of the Company if it fails to meet certain performance milestones. The Company is entitled to receive an additional CAD $2,750,000 upon the Company’s receipt of gross sales of CAD $6,500,000 and an additional CAD $2,750,000 upon receipt of gross sales of CAD $13,000,000. As discussed in Note 3, the Company attributed no value to the shares received in Marathon pursuant to (a) above. In relation to the CAD $2 million cash received noted in (b) above, the Company accounted for its obligation to issue a variable number of the Company’s Common Shares as Share-settled debt obligation in accordance with ASC 480 measured at fair value or the settlement amount of $1,554,590 (CAD $2 million). If settlement were to occur on December 31, 2022, the Company would be required to issue 420,471 common shares to settle its debt obligation. The Company could be obligated to potentially issue an unlimited number of common shares to settle its Share-settled debt obligation. On March 20, 2023, the Company’s legal counsel provided notice to Marathon, that the Company terminated the Distribution and Equity Acquisition agreement dated on March 19, 2018 pursuant to Section 3.2 and that termination is effective thirty days from the date of the letter. None of the above loans were made by any related parties.